Business Combinations (Details) - Schedule of fair value of the identifiable assets and liabilities acquisition date $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)
HUB Reverse Acquisition [Member]
Business Combinations (Details) - Schedule of fair value of the identifiable assets and liabilities acquisition date [Line Items]
Cash and cash equivalents	$ 606
Restricted bank deposit	859
Trade receivables	10,480
Other receivables	2,703
Contract assets	682
Property, plant and equipment	489
Right-of-use assets	2,657
Deferred taxes	1,688	[1]
Intangible assets	7,093
Assets	27,257
Bank credit	727	[1]
Trade payables	1,775
Other payables	5,380
Lease liabilities	2,657	[1]
Liabilities for government grants	352	[1]
Deferred tax liability	1,985
Loan from bank	108
Employee benefit liabilities	772
Liabilities	13,756
Net identifiable assets	13,501
Non-controlling interests	(1,427)
Goodwill arising on acquisition	14,494	[1]
Total purchase cost	26,568
Comsec Acquisition [Member]
Business Combinations (Details) - Schedule of fair value of the identifiable assets and liabilities acquisition date [Line Items]
Cash and cash equivalents	387
Trade receivables	7,735
Other receivables	614
Inventories	644
Property, plant and equipment	267
Right-of-use assets	2,381
Deferred taxes	1,720	[1]
Intangible assets	16,220
Assets	29,968
Bank credit	9,894
Trade payables	4,101
Other payables	1,130
Lease liabilities	2,381
Deferred tax liability	2,729	[1]
Loan from bank	4,063
Employee benefit liabilities	58
Liabilities	24,356
Net identifiable assets	5,612
Issue expenses classified to equity	103
Goodwill arising on acquisition	17,057	[1]
Total purchase cost	$ 22,772

[1]	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.